Fair value measurement - Schedule of impacts of reasonably possible changes in significant Level 3 assumptions (Details) - GBP (£) £ in Millions	Sep. 30, 2025	Sep. 30, 2024
Financing derivatives | +20 basis point increase in Limited Price Index (LPI) market curve
Disclosure of sensitivity analysis for actuarial assumptions [line items]
+20 basis point increase in Limited Price Index (LPI) market curve	£ (32)	£ (40)
Financing derivatives | -20 basis point decrease in LPI market curve
Disclosure of sensitivity analysis for actuarial assumptions [line items]
-20 basis point decrease in LPI market curve	30	38
Financing derivatives | +20 basis point increase between Retail Price Index (RPI) and Consumer Price Index (CPI)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
+20 basis point increase between Retail Price Index (RPI) and Consumer Price Index (CPI)	29	36
Financing derivatives | -20 basis point decrease between RPI and CPI
Disclosure of sensitivity analysis for actuarial assumptions [line items]
-20 basis point decrease between RPI and CPI	(27)	(33)
Commodity contract derivatives | 10% increase in commodity prices
Disclosure of sensitivity analysis for actuarial assumptions [line items]
10% increase in commodity prices	3	2
Commodity contract derivatives | 10% decrease in commodity prices
Disclosure of sensitivity analysis for actuarial assumptions [line items]
10% decrease in commodity prices	(2)	(2)
Commodity contract derivatives | +10% market area price change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
+10% market area price change	1	11
Commodity contract derivatives | -10% market area price change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
-10% market area price change	(2)	(10)
Other | +100 basis points change in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
+100 basis points change in discount rate	(6)	(6)
Other | -100 basis points change in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
-100 basis points change in discount rate	7	7
Other | +10% change in venture capital price
Disclosure of sensitivity analysis for actuarial assumptions [line items]
+10% change in venture capital price	26	26
Other | -10% change in venture capital price
Disclosure of sensitivity analysis for actuarial assumptions [line items]
-10% change in venture capital price	£ (26)	£ (26)